Stockholders Equity (Details Narrative) - USD ($)		1 Months Ended								12 Months Ended
	Jan. 07, 2025	Oct. 23, 2025	Jan. 21, 2025	Apr. 30, 2024	Apr. 22, 2024	Jun. 29, 2023	Jun. 26, 2023	Feb. 21, 2023	Nov. 24, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 03, 2026	Dec. 23, 2025	Jun. 06, 2025	Mar. 10, 2025	Aug. 09, 2024	Mar. 18, 2022
Exercise price of warrants										$ 1.83
Stock issued during period for settlement of a promissory note, value										$ 1,792,000
Stock issued during period for settlement of a promissory note, shares										1,219,488
Fair value										$ 2,248,151
Loss from extinguishment of debt										$ 456,151
Description of Private Placement										Private Placement, the Company issued 10,843,392 Series C warrants each to purchase one common share, and 10,843,392 Series D warrants each to purchase one common share. The warrants are exercisable immediately upon issuance and term of three years from the date of issuance. The Series C warrants have an exercise price of $1.66 per common share
Reverse Stock Split			one-for-forty
Description of voting right										the authorized shares of the Company be amended from an unlimited number of Shares of no par value each, to an unlimited number of Class A common shares of no par value each
Issuance of common stock							31,000	25,000
Cancellation of shares due to reverse stock split			133
Shares issued, price per share								$ 112
Expected life						1 year					6 months	8 months 12 days
Net proceeds from issuance of common stock after deducting related expenses							$ 3,055,000	$ 2,779,325
Top
Exercise price of warrants																		$ 17,376
Bottom
Exercise price of warrants																		$ 480
Convertible Note [Member]
Debt instrument, face amount						$ 2,160,000
Debt Instrument, Convertible						8,479
Debt conversion, Original face amount											$ 2,060,000	$ 438,000
Issuance of common stock										192,059		222,483
Convertible Note [Member] | Top
Conversion price										$ 1.8	$ 48.0	$ 73.92
Convertible Note [Member] | Bottom
Conversion price										$ 1.2	$ 5.6	$ 48.0
Warrant B [Member]
Exercise price				$ 0.004
Warrant				105,000						81,422
Shares issued, price per share					$ 0.004												$ 6.448
Expected life				5 years 6 months
Warrant A [Member]
Exercise price				$ 30									$ 0.2962	$ 0.8124		$ 6.448
Warrant				210,000						3,271,841	2,750		8,973,816	3,271,841		81,422	977,047
Shares issued, price per share				$ 30	$ 0.004
Conversion price																	$ 6.448
Class A common stock [Member]
Common stock, shares issued										1,142	0
Common stock, shares outstanding										1,142	0
Class B common stock [Member]
Common stock, shares issued										6,213,730	1,132,658
Common stock, shares outstanding										6,213,730	1,132,658
Warrant [Member]
Exercise price of warrants	$ 8
Warrant				11,250							468,477						8,500
Expected life	5 years 6 months
Fair value of warrants liabilities										$ 1,653,000	$ 2,000,000
Pre-funded warrants										2,750
Warrant issued, shares	65,625
Warrant issued, value	$ 401,000
Investor [Member]
Number of shares issued during the period from warrant exercises		3,614,464
Gross proceeds		$ 6,000,000.0			$ 2,100,000
Exercise price		$ 1.66			$ 0.004
Warrant																56,250
Net proceeds from issuance of common stock after deducting related expenses		$ 5,480,000			$ 1,722,500
Converted common shares					105,000
Conversion price					$ 20
Investor [Member] | Warrant B [Member]
Conversion price															$ 6.448		$ 1.404
Represents the information pertaining to November 2020 Offering Warrants. | Placement agent [Member] | Represents the information pertaining to unregistered warrants.
Common stock, shares issued										86
Exercise price of warrants									$ 1.404
Warrants issued during period registered, shares									288
Warrants issued during period unregistered, shares									344
Warrants Expiration Period									five years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										158
Proceeds from Exercise of Stock Warrants										$ 101